Stockholders Equity (Details Narrative)	Apr. 30, 2012	Apr. 30, 2011	Jul. 09, 2010	Apr. 30, 2010	Mar. 26, 2009
Notes to Financial Statements
Stock Split Ratio to each one share held			2.5		2
Percent of stock dividend			100.00%		100.00%
Common stock, shares issued	226,976,985	226,976,985		90,875,000